Derivative Liability - Non-Controlling Redeemable Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Liability - Non-Controlling Redeemable Preferred Stock [Line Items]
Derivative Liability - Non-Controlling Redeemable Preferred Stock

Note 5 — Derivative Liability — Non-Controlling Redeemable Preferred Stock

The Company has determined that the redemption features embedded in the non-controlling redeemable preferred stock is required to be accounted for separately from the redeemable preferred stock as a derivative liability. Separation of the redemption features as a derivative liability is required because its economic characteristics and risks are considered more akin to a debt instrument, and therefore, not considered to be clearly and closely related to the economic characteristics of the redeemable preferred stock. The economic characteristics of the redemption features are considered more akin to a debt instrument because the minimum redemption value could be greater than the face amount, the redemption features are contingently exercisable, and the shares carry a fixed mandatory dividend.

Accordingly, the Company has recorded an embedded derivative liability representing the estimated fair value of the right of the holders to exercise their redemption option upon the occurrence of a redemption event. The embedded derivative liability is adjusted to reflect fair value at each period end with changes in fair value recorded in the “Change in fair value of derivative liability” financial statement line item of the company’s condensed consolidated statements of operations. For additional information on the non-controlling redeemable preferred stock, see Note 18.

The following table displays the fair value of derivatives by balance sheet line item:

	September 30, 2023	December 31, 2022
Derivative liability – non-controlling redeemable preferred shares	$285,640	$359,225

Note 5 — Derivative Liability — Non-Controlling Redeemable Preferred Stock

The Company has determined that the redemption features embedded in the non-controlling redeemable preferred stock of Levo is required to be accounted for separately from the redeemable preferred stock as a derivative liability. Separation of the redemption features as a derivative liability is required because its economic characteristics and risks of the redemption features are considered more akin to a debt instrument, and therefore, not considered to be clearly and closely related to the economic characteristics and risks of the redeemable preferred stock host instrument. The economic characteristics of the redemption features are considered more akin to debt instrument because the minimum redemption value could be greater than the face amount of the preferred stock, the redemption features are contingently exercisable, and the preferred stock carry a fixed mandatory dividend.

Accordingly, the Company has recorded an embedded derivative liability representing the estimated fair value of the right of the holders to exercise their redemption option upon the occurrence of a redemption event. The embedded derivative liability is adjusted to reflect fair value at each period end with changes in fair value recorded in the “Change in fair value of derivative liability” financial statement line item of the Company’s consolidated statements of operations. For additional information on the non-controlling redeemable preferred stock, see Note 18.

The following table displays the fair value of derivatives by balance sheet line item:

	December 31, 2022	December 31, 2021
Other long term liabilities:
Derivative liability – non-controlling redeemable preferred shares	$359,225	$511,948